Segment Reporting	12 Months Ended
Apr. 30, 2011
Segment Reporting
Segment Reporting
19.	Segment Reporting

The Company identifies its operating segments based on the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, the Company has determined that it has three operating segments: B&N Retail, B&N College and B&N.com.

B&N Retail

This segment includes 705 bookstores as of April 30, 2011, primarily under the Barnes & Noble Booksellers trade name. The 705 Barnes & Noble stores generally offer a NOOK™ (references to NOOK™ include the Company's NOOK 1st Edition™ , NOOK™ Wi-Fi 1st Edition™, NOOK Color™ and The All-New NOOK™ eBook Reader devices) Boutique/Counter, a comprehensive trade book title base, a café, a children's section, a Toys & Games department, a DVDs/BluRay department, a music department, a magazine section and a calendar of ongoing events, including author appearances and children's activities. The B&N Retail segment also includes the Company's publishing operation, Sterling Publishing.

B&N College

This group includes 636 stores as of April 30, 2011, that are primarily school-owned stores operated under contracts by B&N College. The 636 B&N College stores generally sell textbooks and course-related materials, emblematic apparel and gifts, trade books, computer products and eReaders, school and dorm supplies, and convenience and café items.

B&N.com

This segment includes the Company's online business, which includes the Company's eCommerce site and features an eBookstore and digital newsstand. Additionally, this segment includes the development and support of the Company's NOOK™ product offering. These products enable customers to buy and read eBooks on the widest range of platforms, including NOOK™ eBook Readers, devices from partner companies, and hundreds of the most popular mobile and computing devices using free NOOK™ software.

Summarized financial information concerning the Company's reportable segments is presented below:

Sales	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010	13 weeks ended May 2, 2009	52 weeks ended January 31, 2009
B&N Retail	$4,364,246	$4,401,343	$1,012,077	$4,652,666
B&N College (a)	1,776,223	833,648	—	—
B&N.com	858,096	572,763	93,075	469,138

Total	$6,998,565	$5,807,754	$1,105,152	$5,121,804

Depreciation and Amortization	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010	13 weeks ended May 2, 2009	52 weeks ended January 31, 2009
B&N Retail	$157,528	$157,663	$41,246	$154,304
B&N College (a)	43,148	24,863	—	—
B&N.com	27,971	25,248	4,633	19,253

Total	$228,647	$207,774	$45,879	$173,557

Operating Profit/(Loss)	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010	13 weeks ended May 2, 2009	52 weeks ended January 31, 2009
B&N Retail	$90,984	$179,231	$9,003	$177,570
B&N College (a)	76,293	76	—	—
B&N.com	(232,536)	(106,061)	(12,247)	(34,239)

Total	$(65,259)	$73,246	$(3,244)	$143,331

Capital Expenditures	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010	13 weeks ended May 2, 2009	52 weeks ended January 31, 2009
B&N Retail	$51,924	$83,723	$17,855	$178,210
B&N College (a)	35,004	13,716	—	—
B&N.com	23,574	30,340	4,967	13,943

Total	$110,502	$127,779	$22,822	$192,153

Total Assets	As of April 30, 2011	As of May 1, 2010	As of May 2, 2009	As of January 31, 2009
B&N Retail	$2,331,631	$2,467,352	$2,320,082	$2,516,060
B&N College (a)	979,457	943,989	—	—
B&N.com	285,378	294,345	344,197	361,804

Total	$3,596,466	$3,705,686	$2,664,279	$2,877,864

(a)	Includes only the financial information of B&N College since the date of the Acquisition on September 30, 2009.

A reconciliation of operating profit from reportable segments to income (loss) from continuing operations before taxes in the consolidated financial statements is as follows:

	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010	13 weeks ended May 2, 2009	52 weeks ended January 31, 2009
Reportable segments operating profit	$(65,259)	$73,246	$(3,244)	$143,331
Interest income (expense), net	(57,350)	(28,237)	(199)	(2,344)

Consolidated income (loss) from continuing operations before taxes	$(122,609)	$45,009	$(3,443)	$140,987